Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Term and the Weighted Average Discount Rate of the Lease	The weighted-average remaining lease terms and the weighted-average discount rate of the leases are as follows:
As of June 30, 2024
Weighted-average remaining lease terms	1 year

Weighted-average discount rate	4.75%